Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Cash flows provided by (used in) Operating activities
Net earnings (loss)	$ (38,431,939)	$ 41,768,404
Adjustments for:
Share-based payments	9,762,745	4,244,608
Depreciation of property and equipment	356,103	63,118
Depreciation of right-of-use assets	570,411	408,335
Amortization and write-off of intangible assets	465,913	27,190
Amortization of contract assets	513,572	161,291
Finance costs	404,370	524,074
Change in fair value of investments	21,426,218	(44,626,698)
Loss on disposal of property and equipment		2,795
Income taxes	(584,246)	706,000
Unrealized foreign exchange	(10,623)	30,704
Cash flows from (used in) operations before changes in balances related to operations	(5,527,476)	3,309,821
Net change in balances related to operations [note 23]	(12,585,956)	(4,124,808)
Cash flows provided by (used in) Operating activities	(18,113,432)	(814,987)
Investing activities
Additions to property and equipment	(1,502,231)	(702,111)
Additions to intangible assets	(246,630)	(113,564)
Purchase of strategic investments	(10,588,857)	(4,158,240)
Disposal of strategic investments	14,252,730	9,905,447
Business combination, net of cash acquired	807,945
Cash flows provided by (used in) Investing activities	2,722,957	4,931,532
Financing activities
Interest paid	(253,791)	(395,013)
Repayment of term loans	(20,507)	(117,154)
Repayment of scientific research and experimental development loans		(440,233)
Repayment of lease liabilities	(263,078)	(1,363,050)
Repayment of promissory notes		(295,000)
Repayment of convertible debentures		(358,500)
Proceeds from issuance of convertible loans		903,000
Proceeds from issuance of other term loans		195,919
Proceeds from issuance of shares upon exercise of warrants	13,085,197	5,623,322
Proceeds from issuance of shares upon exercise of stock options	1,109,818	759,400
Proceeds from issuance of shares [note 22]		12,076,380
Share issue costs		(1,640,052)
Shares repurchased for cancellation	(4,183,617)	(964,391)
Cash flows provided by (used in) Financing activities	9,474,022	13,984,628
Effect of exchange rate changes on cash denominated in foreign currencies	14,067	(30,705)
Net increase (decrease) in cash and cash equivalents	(5,902,386)	18,070,468
Cash and cash equivalents - beginning of year	18,104,899	34,431
Cash and cash equivalents - end of year	12,202,513	18,104,899
Non-cash transactions:
Purchase of intangible assets included in accounts payable	81,693	113,826
Purchase of property and equipment included in accounts payable	22,557	27,870
Addition to contract assets included in accounts payable	195,060
Settlement of accounts receivable on business acquisition	1,744,400
Accretion of balance purchase price payable	110,203
Accretion interest on royalties receivable	132,809
Accretion on term loan	12,185
Issuance of common shares upon exercise of convertible debentures		2,695,500
Issuance of common shares upon conversion of loan		827,560
Initial recognition of contract assets and commissions payables		855,592
Receivables		892,609
HPQ shares received in lieu of payment of accounts receivable		395,514
Fair value of HPQ warrants exercised	9,181,250	337,500
Right-of-use assets	2,157,796	366,566
Prepaid rent expense	(36,903)
Lease liabilities	$ 2,120,893	$ 366,566